Pioneer Select Mid Cap Growth Fund
Schedule of Investments  |  February 29, 2024

A: PGOFX	C: GOFCX	K: PSMKX	R: PGRRX	Y: GROYX

Schedule of Investments  |  2/29/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.2%
	Common Stocks — 100.2% of Net Assets
	Aerospace & Defense — 1.6%
76,969(a)	Axon Enterprise, Inc.	$ 23,657,961
	Total Aerospace & Defense	$23,657,961

	Beverages — 1.7%
321,784(a)	Celsius Holdings, Inc.	$ 26,264,010
	Total Beverages	$26,264,010

	Biotechnology — 5.3%
83,987(a)	Alnylam Pharmaceuticals, Inc.	$ 12,689,596
233,823(a)	Apellis Pharmaceuticals, Inc.	14,490,011
375,816(a)	Natera, Inc.	32,504,326
281,552(a)	Vaxcyte, Inc.	20,784,169
	Total Biotechnology	$80,468,102

	Building Products — 1.5%
238,459(a)	Trex Co., Inc.	$ 21,880,998
	Total Building Products	$21,880,998

	Capital Markets — 4.0%
66,947	MSCI, Inc.	$ 37,555,258
239,057(a)	Robinhood Markets, Inc., Class A	3,899,020
183,266	Tradeweb Markets, Inc., Class A	19,393,208
	Total Capital Markets	$60,847,486

	Chemicals — 0.7%
33,088	Sherwin-Williams Co.	$ 10,986,209
	Total Chemicals	$10,986,209

	Communications Equipment — 2.1%
68,107(a)	Arista Networks, Inc.	$ 18,902,417
40,028	Motorola Solutions, Inc.	13,224,851
	Total Communications Equipment	$32,127,268

	Construction Materials — 1.7%
299,453	CRH Plc	$ 25,246,882
	Total Construction Materials	$25,246,882

	Containers & Packaging — 0.3%
869,842(a)	Ranpak Holdings Corp.	$ 4,131,749
	Total Containers & Packaging	$4,131,749

	Electrical Equipment — 4.4%
138,156(a)	NEXTracker, Inc., Class A	$ 7,769,894
1Pioneer Select Mid Cap Growth Fund | 2/29/24

Shares		Value
	Electrical Equipment — (continued)
73,428	Rockwell Automation, Inc.	$ 20,932,854
553,679	Vertiv Holdings Co., Class A	37,439,774
	Total Electrical Equipment	$66,142,522

	Electronic Equipment, Instruments & Components — 3.3%
315,028	Amphenol Corp., Class A	$ 34,413,659
548,871(a)	Flex, Ltd.	15,450,718
	Total Electronic Equipment, Instruments & Components	$49,864,377

	Energy Equipment & Services — 0.5%
416,990	NOV, Inc.	$ 7,047,131
	Total Energy Equipment & Services	$7,047,131

	Entertainment — 1.7%
101,987(a)	Spotify Technology S.A.	$ 26,150,487
	Total Entertainment	$26,150,487

	Financial Services — 0.3%
162,583(a)	Flywire Corp.	$ 4,615,731
	Total Financial Services	$4,615,731

	Ground Transportation — 3.1%
130,579	ArcBest Corp.	$ 18,654,516
41,025	JB Hunt Transport Services, Inc.	8,463,868
133,149	TFI International, Inc.	19,682,085
	Total Ground Transportation	$46,800,469

	Health Care Equipment & Supplies — 5.4%
28,990(a)	IDEXX Laboratories, Inc.	$ 16,675,918
50,208(a)	Inspire Medical Systems, Inc.	8,989,240
55,624(a)	Penumbra, Inc.	13,067,190
167,364	ResMed, Inc.	29,074,474
49,208(a)	Shockwave Medical, Inc.	12,836,891
	Total Health Care Equipment & Supplies	$80,643,713

	Health Care Providers & Services — 3.3%
627,644(a)	agilon health, Inc.	$ 3,847,458
38,711	McKesson Corp.	20,184,302
45,052(a)	Molina Healthcare, Inc.	17,746,433
247,769(a)	Option Care Health, Inc.	7,995,506
	Total Health Care Providers & Services	$49,773,699

Pioneer Select Mid Cap Growth Fund | 2/29/242

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Shares		Value
	Health Care Technology — 1.5%
101,100(a)	Veeva Systems, Inc., Class A	$ 22,799,061
	Total Health Care Technology	$22,799,061

	Hotels, Restaurants & Leisure — 3.2%
15,128(a)	Chipotle Mexican Grill, Inc.	$ 40,675,713
1,130,558(a)	Genius Sports, Ltd.	8,038,267
	Total Hotels, Restaurants & Leisure	$48,713,980

	Household Durables — 1.6%
58,348(a)	TopBuild Corp.	$ 23,478,068
	Total Household Durables	$23,478,068

	Insurance — 0.8%
34,186	Everest Group, Ltd.	$ 12,610,532
	Total Insurance	$12,610,532

	Interactive Media & Services — 0.9%
381,314(a)	Pinterest, Inc., Class A	$ 13,994,224
	Total Interactive Media & Services	$13,994,224

	IT Services — 3.8%
208,930(a)	Cloudflare, Inc., Class A	$ 20,587,962
81,819(a)	MongoDB, Inc.	36,620,548
	Total IT Services	$57,208,510

	Life Sciences Tools & Services — 2.6%
154,040	Agilent Technologies, Inc.	$ 21,158,934
90,337(a)	Repligen Corp.	17,524,475
	Total Life Sciences Tools & Services	$38,683,409

	Media — 1.7%
303,741(a)	Trade Desk, Inc., Class A	$ 25,948,594
	Total Media	$25,948,594

	Oil, Gas & Consumable Fuels — 2.7%
933,630	Comstock Resources, Inc.	$ 7,982,537
159,652	Hess Corp.	23,269,279
403,906	Marathon Oil Corp.	9,794,720
	Total Oil, Gas & Consumable Fuels	$41,046,536

	Professional Services — 5.7%
166,127	Booz Allen Hamilton Holding Corp.	$ 24,538,619
1,534,699(a)	Clarivate Plc	11,019,139
128,582	Thomson Reuters Corp.	20,288,954
124,282	Verisk Analytics, Inc.	30,063,816
	Total Professional Services	$85,910,528

3Pioneer Select Mid Cap Growth Fund | 2/29/24

Shares		Value
	Semiconductors & Semiconductor Equipment — 11.3%
229,169(a)	Advanced Micro Devices, Inc.	$ 44,121,908
586,195(a)	Allegro MicroSystems, Inc.	18,459,281
28,731	ASM International NV	17,504,274
126,707	BE Semiconductor Industries NV	22,890,344
394,760(a)	Credo Technology Group Holding, Ltd.	8,503,130
297,802	Marvell Technology, Inc.	21,340,491
25,527	Monolithic Power Systems, Inc.	18,380,461
104,199(a)	Onto Innovation, Inc.	19,189,288
	Total Semiconductors & Semiconductor Equipment	$170,389,177

	Software — 11.3%
147,586(a)	Crowdstrike Holdings, Inc., Class A	$ 47,840,002
38,422(a)	CyberArk Software, Ltd.	10,134,187
184,510(a)	Datadog, Inc., Class A	24,255,684
35,175(a)	HubSpot, Inc.	21,766,642
59,670(a)	Monday.com, Ltd.	13,307,007
240,656(a)	Procore Technologies, Inc.	18,778,388
60,646(a)	Synopsys, Inc.	34,794,429
	Total Software	$170,876,339

	Specialized REITs — 1.6%
307,533	Iron Mountain, Inc.	$ 24,184,395
	Total Specialized REITs	$24,184,395

	Specialty Retail — 5.5%
5,045(a)	AutoZone, Inc.	$ 15,165,371
141,214	Ross Stores, Inc.	21,035,237
65,369	Tractor Supply Co.	16,624,644
54,582(a)	Ulta Beauty, Inc.	29,941,502
	Total Specialty Retail	$82,766,754

	Technology Hardware, Storage & Peripherals — 0.6%
163,547(a)	Pure Storage, Inc., Class A	$ 8,610,750
	Total Technology Hardware, Storage & Peripherals	$8,610,750

	Textiles, Apparel & Luxury Goods — 2.2%
32,310(a)	Lululemon Athletica, Inc.	$ 15,091,678
193,225(a)	On Holding AG, Class A	6,766,739
177,886(a)	Skechers USA, Inc., Class A	10,995,134
	Total Textiles, Apparel & Luxury Goods	$32,853,551

Pioneer Select Mid Cap Growth Fund | 2/29/244

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Shares		Value
	Trading Companies & Distributors — 2.3%
34,902	WW Grainger, Inc.	$ 33,975,701
	Total Trading Companies & Distributors	$33,975,701

	Total Common Stocks (Cost $922,841,663)	$1,510,698,903

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.2% (Cost $922,841,663)	$1,510,698,903
	OTHER ASSETS AND LIABILITIES — (0.2)%	$(3,413,688)
	net assets — 100.0%	$1,507,285,215

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,510,698,903	$—	$—	$1,510,698,903
Total Investments in Securities	$1,510,698,903	$—	$—	$1,510,698,903
During the period ended February 29, 2024, there were no transfers in or out of Level 3.
5Pioneer Select Mid Cap Growth Fund | 2/29/24